UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  September 30, 2009

Check here if Amendment [X]; Amendment Number: 1
This Amendment (check only one.):
[ ] is a restatement.
[X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Hill Investment Management, L.P.
Address:  2775 Sand Hill Road, Suite 240
          Menlo Park, California 94025

Form 13F File Number:  028-13369

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Jack A. Muhlbeier
Title:    Vice President of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

/s/ Jack A. Muhlbeier   Fort Worth, Texas      February 16, 2010

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   9

Form 13F Information Table Value Total:   $9,048 (thousands)


List of Other Included Managers:
NONE

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
FORM 13F INFORMATION TABLE




 NAME OF ISSUER         TITLE OF CLASS           CUSIP          VALUE    SHRS/ PRN   SH/  PUT/CLL INVSTMNT OTHER VOTING AUTHORITY
                                                              (x$1000)       AMT     PRN          DISCRETN MGRS  SOLE  SHRD  NONE

BARRETT BILL CORP            COM               06846N104         332       10125     SH           Sole          10125
H & E EQUIPMENT SERVICES INC COM               404030108        3223      284429     SH           Sole         284429
MELLANOX TECHNOLOGIES LTD    SHS               M51363113         343       20956     SH           Sole          20956
NETEZZA CORP                 COM               64111N101         309       27450     SH           Sole          27450
PACKAGING CORP AMER          COM               695156109         387       18989     SH           Sole          18989
PHARMASSET INC               COM               71715N106         250       11829     SH           Sole          11829
PROS HOLDINGS INC            COM               74346Y103         273       32364     SH           Sole          32364
RSC HOLDINGS INC             COM               74972L102        3626      498813     SH           Sole         498813
UNIVERSAL AMERICAN CORP      COM               913377107         305       32353     SH           Sole          32353
